Other Disclosures - Fees to Auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees to Auditors Appointed at the Annual General Meeting
Audit fees	kr 5.8	kr 4.9	kr 1.9
Audit-related fees	1.8	1.0	2.3
Tax fees		0.3	0.5
All other fees	0.1		2.4
Total	7.7	6.2	7.1
Fees for other services	kr 1.9	kr 1.3	kr 5.2